Form N-1A Cover	Sep. 04, 2026
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	Capital Management Investment Trust
Entity Central Index Key	0000931491
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 04, 2026
Prospectus Date	Mar. 27, 2026